Description of Plan - Schedule of Matching Contributions Fully Vested (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Employee benefit plan minimum number of work hours in which participant is compensated	1000 hours